Share Based Payment Plans - Summary of Weighted-Average Fair Value of Options Granted And Assumptions (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2025 CAD ($) yr $ / shares	Jan. 31, 2024 CAD ($) yr $ / shares
Disclosure of weighted average fair value and main assumptions [abstract]
Weighted-average fair value at grant date | $	$ 39,700	$ 42,020
Share price | $ / shares	$ 97.32	$ 103.07
Risk-free interest rate	3.47%	3.53%
Expected life | yr	5.04	5
Expected volatility	45.44%	44.66%
Expected annual dividend per share	0.86%	0.70%